Long-term debt - Summary of Long-Term Debt (Details) $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ (975)		$ (837)
Total long-term debt	$ 23,906		22,415
1997 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	3.68%	3.68%
1976 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	9.54%	9.54%
2011 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	4.00%	4.00%
2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,750,000,000		$ 1,750,000,000
2016 U.S. trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	4.41%	4.41%
1996 trust indenture (subordinated) | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	8.21%	8.21%
Lease liabilities | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	4.91%	4.91%
Gross carrying amount
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Total debt	$ 24,970		23,300
Gross carrying amount | 1997 trust indenture
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Total debt	16,400		14,500
Gross carrying amount | 1976 trust indenture
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Total debt	1,100		1,100
Gross carrying amount | 2011 trust indenture
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Total debt	225		225
Gross carrying amount | 2016 U.S. trust indenture
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Total debt	2,228		2,273
Gross carrying amount | 1996 trust indenture (subordinated)
Disclosure of detailed information about borrowings [line items]
Total debt	275		275
Gross carrying amount | Lease liabilities
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Total debt	4,356		4,599
Gross carrying amount | Other
Disclosure of detailed information about borrowings [line items]
Total debt	386		328
Net unamortized (discount) premium
Disclosure of detailed information about borrowings [line items]
Total debt	19		(15)
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total debt	$ 70		$ 63